Consolidated Balance Sheets - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Current assets
Cash and cash equivalents	$ 2,620,023
Restricted cash	53,503
Accounts and other receivable, net	294,298
Inventory, net	69,954
Prepaid expenses and other current assets	334,437
Total current assets	3,372,215
Property and equipment, net	486,116	$ 1,115,214
Deferred costs and other assets	278,730
Intangible assets, net	7,840,408
Goodwill	2,079,284	0
Total assets	14,056,753
Current liabilities
Accounts payable	392,615
Accrued expenses and liabilities	1,054,677	2,453,255
Accrued interest
Deferred revenue, current portion
Convertible debt subject to put rights
Total current liabilities	1,447,292
Deferred revenue
Other liabilities	123,434
Total liabilities	1,570,726
Commitments and contingencies (Note 14)
Stockholders' equity (deficit)
Preferred stock	3
Common stock	993
Additional paid-in capital	18,180,658
Accumulated deficit	(5,695,627)
Total stockholders' equity (deficit)	12,486,027
Total liabilities and stockholders' equity (deficit)	14,056,753
Predecessor [Member]
Current assets
Cash and cash equivalents		922,317
Restricted cash		53,449
Accounts and other receivable, net		1,014,245
Inventory, net		254,385
Prepaid expenses and other current assets		804,508
Total current assets		3,048,904
Property and equipment, net		1,115,214
Deferred costs and other assets		396,233
Intangible assets, net		2,513,394
Goodwill
Total assets		7,073,745
Current liabilities
Accounts payable		1,066,766
Accrued expenses and liabilities		2,453,255
Accrued interest		3,143,470
Deferred revenue, current portion		523,900
Convertible debt subject to put rights		35,000,000
Total current liabilities		42,187,391
Deferred revenue		637,097
Other liabilities		307,058
Total liabilities		43,131,546
Predecessor conditionally redeemable common stock, 909,091 shares issued and outstanding		500,000
Stockholders' equity (deficit)
Common stock		12,477
Predecessor common stock issuable		392,950
Additional paid-in capital		125,956,728
Accumulated deficit		(162,919,956)
Total stockholders' equity (deficit)		(36,557,801)
Total liabilities and stockholders' equity (deficit)		$ 7,073,745